Document And Entity Information	May 11, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Viad Corp
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000884219
Document Period End Date	May 11, 2020
Entity Emerging Growth Company	false
Entity File Number	001-11015
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	1850 North Central Avenue, Suite 1900
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004-4565
City Area Code	(602)
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document And Entity Information [Line Items]
Title of each class	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Name of each exchange on which registerd	NYSE
Junior Participating Preferred Stock
Document And Entity Information [Line Items]
Title of each class	Junior Participating Preferred Stock, par value $0.01 per share
Name of each exchange on which registerd	NONE
No Trading Symbol Flag	true